Interest income calculated using the effective interest method (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets
Schedule of the main interest income from financial assets at fair value through profit or loss

	2020	2021	2022

Cash and balances with the Central Bank	1,951	1,471	2,587
Loans and advances to credit institutions	412	1,714	1,523
Loans and advances to customers	84,290	74,695	93,594
Debt instruments	14,643	15,472	19,788
Hedging financial derivatives	2,432	340	5,370
Other interest income	249	353	1,234
	103,977	94,045	124,096